Schedule of investments
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 90.23%<<
Alternative / Specialty Fund — 3.46%
Nomura VIP Science and Technology Series – Standard Class	19,386	$ 638,381
		638,381
Fixed Income Funds — 40.10%
Nomura VIP Corporate Bond Series – Service Class	1,020,968	4,767,921
Nomura VIP High Income Series – Standard Class	63,834	185,118
Nomura VIP Limited-Term Bond Series – Service Class	517,105	2,440,738
		7,393,777
Global / International Equity Fund — 12.62%
Nomura VIP International Core Equity Series – Standard Class	128,822	2,326,519
		2,326,519
US Equity Funds — 34.05%
Nomura VIP Core Equity Series – Service Class	241,561	3,207,934
Nomura VIP Growth and Income Series – Standard Class	47,363	1,901,613
Nomura VIP Smid Cap Core Series – Service Class	52,734	720,875
Nomura VIP Value Series – Service Class	98,235	447,951
		6,278,373
Total Affiliated Mutual Funds (cost $18,522,525)		16,637,050

Affiliated Exchange-Traded Funds — 7.92%<<
Nomura Focused International Core ETF	10,174	246,157
Nomura Focused Large Growth ETF	37,206	953,114
Nomura Transformational Technologies ETF	11,525	261,752
Total Affiliated Exchange-Traded Funds (cost $1,642,319)		1,461,023

Short-Term Investments — 1.48%
Money Market Mutual Funds — 1.48%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	68,147	68,147
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	68,147	68,147
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	68,147	68,147
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	68,148	68,148
Total Short-Term Investments (cost $272,589)		272,589

Total Value of Securities—99.63% (cost $20,437,433)		18,370,662
Receivables and Other Assets Net of Liabilities—0.37%★		67,663
Net Assets Applicable to 5,310,564 Shares Outstanding — 100.00%		$18,438,325
<<	Affiliated company.
★	Includes $90,000 cash collateral held at broker for futures contracts as of March 31, 2026.
NQ- IV044 [0326] 0526 (5459540)    1

Schedule of investments
Nomura VIP Pathfinder Moderately Conservative – Managed Volatility Series
The following futures contracts were outstanding at March 31, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Short Contracts:
E-Mini Russell 2000 Index
(2)	$(251,220)	$(249,684)	6/18/26	$—	$(1,536)	$(8,400)
E-Mini S&P 500 Index
(3)	(985,613)	(1,002,929)	6/18/26	17,316	—	(27,375)
Total Futures Contracts		$(1,252,613)		$17,316	$(1,536)	$(35,775)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
ETF – Exchange-Traded Fund
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC

2    NQ- IV044 [0326] 0526 (5459540)